Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 1,100,031
Total current assets	1,516,043
Intangible assets, net	5,000,001
Total assets	281,680,206
Total current liabilities	83,301
Total liabilities	9,743,301
Preferred stock
Total equity	(8,203,095)
Total liabilities and stockholders’ deficit	281,680,206
Southland Holdings Llc [Member]
Cash and cash equivalents	63,342,000	$ 30,889,000
Restricted cash	47,900,000	149,507,000
Accounts receivable, net	126,702,000	142,675,000
Retainage receivables	110,971,000	87,786,000
Contract assets	374,624,000	372,359,000
Other current assets	22,977,000	21,906,000
Total current assets	746,516,000	805,122,000
Property and equipment, net	156,031,000	182,756,000
Right-of-use assets	15,816,000	21,807,000
Investments - unconsolidated entities	103,610,000	96,373,000
Investments - limited liability companies	1,926,000	1,339,000
Investments - private equity	3,925,000	2,575,000
Goodwill	1,528,000	1,528,000
Intangible assets, net	3,215,000	5,014,000
Other noncurrent assets	3,186,000	4,123,000
Total noncurrent assets	289,237,000	315,515,000
Total assets	1,035,753,000	1,120,637,000
Accounts payable	146,455,000	126,912,000
Retainage payable	32,706,000	21,905,000
Accrued liabilities	115,057,000	120,142,000
Current portion of long-term debt	41,333,000	35,652,000
Short-term lease liabilities	20,048,000	18,331,000
Contract liabilities	111,286,000	284,752,000
Total current liabilities	466,885,000	607,694,000
Long-term debt	195,597,000	162,685,000
Long-term lease liabilities	13,496,000	22,245,000
Deferred tax liabilities	5,962,000	6,234,000
Other noncurrent liabilities	51,462,000	59,148,000
Total long-term liabilities	266,517,000	250,312,000
Total liabilities	733,402,000	858,006,000
Noncontrolling interest	11,057,000	3,615,000
Members’ capital	267,831,000	234,752,000
Preferred stock	24,400,000	26,000,000
Accumulated other comprehensive income	(937,000)	(1,736,000)
Total equity	302,351,000	262,631,000
Total liabilities and stockholders’ deficit	$ 1,035,753,000	$ 1,120,637,000